Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions
Reclamation Waste disposal Total
Beginning of year $ 1,061,096 $ 9,934 $ 1,071,030
Changes in estimates and discount rates [note 9]
Capitalized in property, plant and equipment 2,166 - 2,166
Recognized in earnings [note 9] (7,509) 2,148 (5,361)
Provisions used during the period (37,194) (1,788) (38,982)
Unwinding of discount [note 20] 39,096 523 39,619
Effect of movements in exchange rates (6,488) - (6,488)
End of period $ 1,051,167 $ 10,817 $ 1,061,984
Current $ 35,356 $ 3,757 $ 39,113
Non-current 1,015,811 7,060 1,022,871
$ 1,051,167 $ 10,817 $ 1,061,984

Reclamation provisions	2023 2022 Uranium $ 874,773 $ 870,877 Fuel services 176,394 190,219 Total $ 1,051,167 $ 1,061,096